Organization and Basis of Presentation - Additional Information (Detail) - WFOE [Member] - Variable Interest Entity, Primary Beneficiary [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Revenue from related parties	¥ 16,226	¥ 16,906	¥ 6,604
Administrative expense	22,958
Loans received	29,585	6,915	23,000
Loans received from related party	¥ 192,454	¥ 189,980	¥ 80,024